FINANCIAL INSTRUMENTS - Disclosure of reclassification of financial instruments (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
FINANCIAL ASSETS:
Cash and cash equivalents	$ 14,337,078	$ 29,061,142	$ 24,117,144	$ 24,117,144